American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
February 28, 2021

NT Emerging Markets - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.2%
Argentina — 1.1%
Globant SA(1)	38,658	8,300,646
Brazil — 8.2%
B3 SA - Brasil Bolsa Balcao	583,600	5,666,050
Banco BTG Pactual SA	252,000	4,597,802
Gerdau SA, Preference Shares	1,283,900	5,922,132
Locaweb Servicos de Internet SA	1,572,740	7,992,512
Magazine Luiza SA	1,451,852	6,295,279
Raia Drogasil SA	525,600	2,180,543
Randon SA Implementos e Participacoes, Preference Shares	1,214,700	2,826,396
Suzano SA(1)	173,100	2,265,602
TOTVS SA	780,200	4,353,316
Vale SA, ADR	746,760	12,620,244
WEG SA	569,100	7,925,887
		62,645,763
China — 36.1%
A-Living Smart City Services Co. Ltd.	753,750	3,156,619
Alibaba Group Holding Ltd., ADR(1)	169,783	40,367,606
Anhui Conch Cement Co. Ltd., H Shares	545,500	3,508,616
China Construction Bank Corp., H Shares	12,400,000	9,955,786
China Education Group Holdings Ltd.	2,105,000	3,902,291
China Gas Holdings Ltd.	1,064,000	4,282,099
China Tourism Group Duty Free Corp. Ltd., A Shares	229,787	10,906,687
CIFI Holdings Group Co. Ltd.	8,433,557	7,979,517
Contemporary Amperex Technology Co. Ltd., A Shares	76,098	3,778,500
Country Garden Services Holdings Co. Ltd.	759,000	6,234,672
Ganfeng Lithium Co. Ltd., H Shares	511,200	6,561,436
GDS Holdings Ltd., ADR(1)	103,812	10,605,434
Geely Automobile Holdings Ltd.	2,280,000	7,380,127
Industrial & Commercial Bank of China Ltd., H Shares	10,093,095	6,581,120
JD.com, Inc., ADR(1)	98,694	9,264,406
Kweichow Moutai Co. Ltd., A Shares	22,800	7,464,289
Li Ning Co. Ltd.	962,000	5,445,897
Luxshare Precision Industry Co. Ltd., A Shares	1,091,360	7,868,109
Meituan, Class B(1)	40,600	1,791,405
New Oriental Education & Technology Group, Inc., ADR(1)	33,206	5,898,050
Nine Dragons Paper Holdings Ltd.	3,332,000	5,367,936
Ping An Insurance Group Co. of China Ltd., H Shares	731,500	8,983,054
Sany Heavy Industry Co. Ltd., A Shares	1,234,800	7,831,635
Shenzhou International Group Holdings Ltd.	252,200	5,286,997
TAL Education Group, ADR(1)	80,953	6,277,096
Tencent Holdings Ltd.	647,300	55,199,623
Wuxi Biologics Cayman, Inc.(1)	786,500	9,715,987
Xinyi Solar Holdings Ltd.	5,268,932	11,248,846
Zhongji Innolight Co. Ltd., A Shares	450,308	3,185,788
		276,029,628
Hungary — 1.1%
OTP Bank Nyrt(1)	191,240	8,699,939

India — 8.1%
Asian Paints Ltd.	153,252	4,788,896
Bajaj Finance Ltd.	98,443	7,030,970
Bata India Ltd.	170,708	3,344,148
HDFC Bank Ltd.(1)	802,408	16,720,613
ICICI Bank Ltd., ADR(1)	441,038	7,325,641
Indraprastha Gas Ltd.	516,779	3,494,088
Jubilant Foodworks Ltd.	164,112	6,697,737
Tata Consultancy Services Ltd.	162,660	6,400,837
UltraTech Cement Ltd.	73,471	6,103,209
		61,906,139
Indonesia — 1.6%
Bank Rakyat Indonesia Persero Tbk PT(1)	26,252,300	8,676,440
Telekomunikasi Indonesia Persero Tbk PT	15,772,800	3,863,458
		12,539,898
Mexico — 2.4%
Cemex SAB de CV, ADR(1)	2,165,988	14,317,181
Wal-Mart de Mexico SAB de CV	1,333,853	3,796,071
		18,113,252
Philippines — 0.6%
Ayala Land, Inc.	5,736,280	4,617,699
Russia — 2.7%
Novatek PJSC, GDR	29,373	4,981,555
Sberbank of Russia PJSC, ADR (London)	410,722	5,929,080
Yandex NV, A Shares(1)	152,352	9,748,243
		20,658,878
South Africa — 4.3%
Capitec Bank Holdings Ltd.(1)	65,663	5,807,614
Kumba Iron Ore Ltd.	163,564	7,005,732
Naspers Ltd., N Shares	85,166	19,807,389
		32,620,735
South Korea — 14.9%
CJ Logistics Corp.(1)	39,073	5,700,854
Cosmax, Inc.(1)	35,804	3,329,202
Hyundai Motor Co.	57,566	12,120,113
LG Chem Ltd.	4,672	3,451,117
LG Household & Health Care Ltd.	2,538	3,417,656
Mando Corp.(1)	168,210	9,338,911
NAVER Corp.	28,058	9,356,341
Samsung Biologics Co. Ltd.(1)	5,849	3,901,861
Samsung Electro-Mechanics Co. Ltd.	71,455	12,011,350
Samsung Electronics Co. Ltd.	564,193	41,375,866
Samsung SDI Co. Ltd.	16,568	9,929,465
		113,932,736
Taiwan — 13.5%
ASPEED Technology, Inc.	66,000	4,166,688
Chailease Holding Co. Ltd.	2,161,819	13,365,624
Largan Precision Co. Ltd.	35,000	4,137,353
MediaTek, Inc.	68,000	2,197,302
Merida Industry Co. Ltd.	408,000	4,183,458
President Chain Store Corp.	358,000	3,374,710
Taiwan Semiconductor Manufacturing Co. Ltd.	3,115,774	68,084,361
Win Semiconductors Corp.	260,000	3,565,266
		103,074,762

Thailand — 1.0%
CP ALL PCL(1)	1,725,700	3,450,255
Muangthai Capital PCL(1)	1,938,900	4,124,138
		7,574,393
Turkey — 0.6%
BIM Birlesik Magazalar AS	476,148	4,233,200
TOTAL COMMON STOCKS (Cost $439,556,145)		734,947,668
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 12/31/21 - 8/15/26, valued at $2,627,389), in a joint trading account at 0.01%, dated 2/26/21, due 3/1/21 (Delivery value $2,575,789)		2,575,787
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 12/31/27, valued at $8,755,758), at 0.01%, dated 2/26/21, due 3/1/21 (Delivery value $8,584,007)		8,584,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,893,146	4,893,146
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,052,933)		16,052,933
TOTAL INVESTMENT SECURITIES — 98.3% (Cost $455,609,078)		751,000,601
OTHER ASSETS AND LIABILITIES — 1.7%		12,941,071
TOTAL NET ASSETS — 100.0%		$763,941,672

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	26.8%
Consumer Discretionary	20.7%
Financials	14.9%
Communication Services	10.2%
Materials	9.5%
Industrials	4.8%
Consumer Staples	4.2%
Health Care	1.8%
Real Estate	1.6%
Utilities	1.1%
Energy	0.6%
Cash and Equivalents*	3.8%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	8,300,646	—	—
Brazil	12,620,244	50,025,519	—
China	72,412,592	203,617,036	—
India	7,325,641	54,580,498	—
Mexico	14,317,181	3,796,071	—
Russia	9,748,243	10,910,635	—
Other Countries	—	287,293,362	—
Temporary Cash Investments	4,893,146	11,159,787	—
	129,617,693	621,382,908	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.